Related party transactions - Balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Cash contribution from Hoegh LNG		$ 1,701	$ 2,075
Repayment of indemnifications received from Hoegh LNG	$ (64)	(2,353)	(1,534)
Issuance of units for Board of Directors' fees	194	200	$ 189
Other and contribution from owner	485	472
Equity: Total	615	20
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	194	200
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Cash contribution from Hoegh LNG	0	1,701
Repayment of indemnifications received from Hoegh LNG	$ (64)	$ (2,353)